Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000004016 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004016 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004016 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004016 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004016 | London Stock Exchange Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004016 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004016 | Chugai Pharmaceutical
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004016 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004016 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004016 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000004016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000004016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000004016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004016 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004016 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004016 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004016 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033095 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033095 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033095 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033095 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033095 | London Stock Exchange Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033095 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033095 | Chugai Pharmaceutical
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033095 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033095 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033095 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033095 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000033095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000033095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000033095 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000033095 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033095 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184320 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000184320 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184320 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184320 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184320 | London Stock Exchange Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184320 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184320 | Chugai Pharmaceutical
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184320 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184320 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184320 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000184320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000184320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000184320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000184320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000184320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000184320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184320 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%